COMMITMENTS AND CONTINGENT LIABILITIES - Other (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Acquisition of property, plant and equipment	$ 209
Acquisition of intangible assets	21
Our share of commitments related to associates and joint ventures	387
Total other commitments	$ 617